UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-29-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 29, 2016

Emerging Markets - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Brazil — 4.2%
BB Seguridade Participacoes SA	368,300	2,222,338
BRF SA ADR	159,991	2,043,085
Cielo SA	387,060	3,006,413
Itau Unibanco Holding SA ADR	341,375	2,150,662
Raia Drogasil SA	493,600	5,658,106
Ultrapar Participacoes SA	307,900	4,814,544
		19,895,148
Chile — 1.0%
SACI Falabella	715,051	4,587,716
China — 22.2%
Alibaba Group Holding Ltd. ADR(1)	82,030	5,644,484
Beijing Enterprises Water Group Ltd.	8,746,000	4,578,474
China Gas Holdings Ltd.	3,246,000	4,318,894
China Mobile Ltd.	1,043,500	11,053,856
China Overseas Land & Investment Ltd.	2,984,000	8,843,116
China Railway Construction Corp. Ltd., H Shares	2,809,000	2,655,393
CNOOC Ltd.	3,978,000	4,190,745
Ctrip.com International Ltd. ADR(1)	161,499	6,608,539
Industrial & Commercial Bank of China Ltd., H Shares	20,047,645	9,924,946
KWG Property Holding Ltd.	7,483,500	4,397,877
PAX Global Technology Ltd.	3,610,000	3,801,197
Ping An Insurance Group Co., H Shares	2,058,500	8,707,150
Shenzhou International Group Holdings Ltd.	1,607,000	8,222,961
Tencent Holdings Ltd.	1,115,100	20,305,469
Xinyi Solar Holdings Ltd.	3,944,000	1,102,933
		104,356,034
Egypt — 0.8%
Commercial International Bank Egypt S.A.E.	857,062	3,650,426
Hungary — 1.3%
Richter Gedeon Nyrt	350,768	6,224,717
India — 5.3%
Bharti Infratel Ltd.	887,340	4,634,135
HCL Technologies Ltd.	383,466	4,568,063
HDFC Bank Ltd.	602,151	9,819,667
Larsen & Toubro Ltd.	211,433	3,322,030
SKS Microfinance Ltd.(1)	377,162	2,661,054
		25,004,949
Indonesia — 5.8%
Astra International Tbk PT	7,627,200	3,877,286
Bank Rakyat Indonesia Persero Tbk PT	7,073,000	5,869,545
Matahari Department Store Tbk PT	3,603,400	4,976,950
Siloam International Hospitals Tbk PT	3,464,400	2,056,738
Telekomunikasi Indonesia Persero Tbk PT	23,627,200	5,781,382
Wijaya Karya Persero Tbk PT	25,140,000	4,901,864
		27,463,765
Mexico — 5.7%
Alsea SAB de CV	1,383,397	5,210,058

Cemex SAB de CV ADR(1)	460,262	2,549,852
Corp. Inmobiliaria Vesta SAB de CV	1,851,734	2,686,189
Fomento Economico Mexicano SAB de CV ADR	77,438	7,247,422
Grupo Aeroportuario del Centro Norte Sab de CV	1,082,933	5,142,886
Infraestructura Energetica Nova SAB de CV	1,076,363	4,215,211
		27,051,618
Peru — 1.6%
Credicorp Ltd.	63,068	7,394,092
Philippines — 2.0%
Ayala Land, Inc.	6,439,600	4,457,878
Universal Robina Corp.	1,199,780	5,004,692
		9,462,570
Qatar — 0.4%
Qatar National Bank SAQ	53,772	1,999,291
Russia — 3.1%
Moscow Exchange MICEX-RTS PJSC	1,849,017	2,417,354
NovaTek OAO GDR	69,774	5,984,602
X5 Retail Group NV GDR(1)	322,579	5,973,059
		14,375,015
South Africa — 4.9%
Aspen Pharmacare Holdings Ltd.	144,012	2,537,972
Capitec Bank Holdings Ltd.	121,651	3,611,898
Discovery Holdings Ltd.	505,930	3,632,595
Naspers Ltd., N Shares	87,327	10,353,381
Vodacom Group Ltd.	286,162	2,701,072
		22,836,918
South Korea — 13.4%
Amorepacific Corp.	20,500	6,083,142
Boryung Medience Co. Ltd.(1)	146,513	2,434,586
CJ CheilJedang Corp.	13,787	4,054,513
CJ Korea Express Corp.(1)	35,137	5,561,698
Coway Co. Ltd.	35,908	2,831,486
Innocean Worldwide, Inc.	35,721	2,429,531
LG Chem Ltd.	29,680	7,183,916
LG Household & Health Care Ltd.	8,925	6,253,585
Medy-Tox, Inc.	15,278	5,489,477
Samlip General Foods Co. Ltd.(1)	12,260	2,483,523
Samsung Electronics Co. Ltd.	13,581	12,910,427
Samsung Fire & Marine Insurance Co. Ltd.	22,158	5,435,089
		63,150,973
Taiwan — 15.6%
Delta Electronics, Inc.	931,182	3,760,534
Eclat Textile Co. Ltd.	565,115	7,081,253
Ginko International Co. Ltd.	560,000	5,576,611
Hota Industrial Manufacturing Co. Ltd.	1,157,000	4,508,210
Land Mark Optoelectronics Corp.	266,000	4,528,655
PChome Online, Inc.	241,553	2,536,178
President Chain Store Corp.	1,135,000	7,665,174
Taiwan Paiho Ltd.	1,599,000	3,860,107
Taiwan Semiconductor Manufacturing Co. Ltd.	4,751,939	21,388,839
Tung Thih Electronic Co. Ltd.	584,000	7,296,851
Uni-President Enterprises Corp.	2,871,000	4,957,322
		73,159,734

Thailand — 7.2%
Airports of Thailand PCL	670,300	7,526,701
CP ALL PCL	5,462,600	6,626,183
Kasikornbank PCL	447,800	2,180,399
KCE Electronics PCL	514,200	1,226,690
Minor International PCL	4,563,000	4,606,987
Siam Cement PCL (The)	238,800	2,962,075
Srisawad Power 1979 PCL	3,127,500	3,990,849
Thai Oil PCL	2,615,100	4,660,344
		33,780,228
Turkey — 2.9%
Haci Omer Sabanci Holding AS	808,236	2,374,983
TAV Havalimanlari Holding AS	643,387	3,783,107
Tofas Turk Otomobil Fabrikasi AS	746,899	5,060,041
Ulker Biskuvi Sanayi AS	433,552	2,629,093
		13,847,224
TOTAL COMMON STOCKS (Cost $442,175,732)		458,240,418
EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI Malaysia ETF (Cost $4,372,285)	438,112	3,430,417
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 0.625%, 6/15/16 - 8/15/16, valued at $3,304,191), in a joint trading account at 0.20%, dated 2/29/16, due 3/1/16 (Delivery value $3,238,964)		3,238,946
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 8/15/44, valued at $5,510,488), at 0.10%, dated 2/29/16, due 3/1/16 (Delivery value $5,400,015)		5,400,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,841	1,841
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,640,787)		8,640,787
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $455,188,804)		470,311,622
OTHER ASSETS AND LIABILITIES†		164,421
TOTAL NET ASSETS — 100.0%		$470,476,043

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.1%
Information Technology	17.9%
Consumer Discretionary	17.4%
Consumer Staples	14.6%
Industrials	7.0%
Telecommunication Services	5.2%
Health Care	4.6%
Energy	4.2%
Utilities	2.8%
Materials	2.6%
Exchange-Traded Funds	0.7%
Cash and Equivalents*	1.9%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	4,193,747	15,701,401	—
China	12,253,023	92,103,011	—
Mexico	9,797,274	17,254,344	—
Peru	7,394,092	—	—
Other Countries	—	299,543,526	—
Exchange-Traded Funds	3,430,417	—	—
Temporary Cash Investments	1,841	8,638,946	—
	37,070,394	433,241,228	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$455,557,948
Gross tax appreciation of investments	$60,047,184
Gross tax depreciation of investments	(45,293,510)
Net tax appreciation (depreciation) of investments	$14,753,674

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Growth Fund
February 29, 2016

Global Growth - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Austria — 1.0%
Erste Group Bank AG(1)	187,890	4,812,552
Belgium — 0.6%
UCB SA	41,870	3,086,022
China — 2.1%
Alibaba Group Holding Ltd. ADR(1)	44,190	3,040,714
Tencent Holdings Ltd.	381,600	6,948,764
		9,989,478
Denmark — 2.3%
GN Store Nord A/S	164,299	3,287,809
Pandora A/S	61,216	7,714,257
		11,002,066
France — 6.0%
Accor SA	145,716	6,160,751
Carrefour SA	240,450	6,349,643
Kering	13,370	2,322,714
Sodexo	10,830	1,093,987
Thales SA	26,090	2,074,746
TOTAL SA	117,214	5,251,712
Valeo SA	13,820	1,914,446
Veolia Environnement SA	159,650	3,617,026
		28,785,025
Germany — 3.0%
Fresenius Medical Care AG & Co. KGaA	83,623	7,073,036
Symrise AG	50,250	3,223,725
Wirecard AG	107,920	4,281,486
		14,578,247
Hong Kong — 2.3%
AIA Group Ltd.	1,723,400	8,775,043
Hang Seng Bank Ltd.	127,400	2,157,657
		10,932,700
India — 0.9%
HDFC Bank Ltd.	265,500	4,329,681
Ireland — 0.7%
CRH plc	134,760	3,445,003
Italy — 1.8%
Intesa Sanpaolo SpA	2,394,890	6,008,875
Mediaset SpA	815,640	2,893,848
		8,902,723
Japan — 2.6%
Nidec Corp.	37,000	2,467,321
NTT DOCOMO, Inc.	41,800	971,658
ORIX Corp.	354,400	4,609,971
Seven & i Holdings Co. Ltd.	112,000	4,441,582
		12,490,532
Peru — 0.6%
Credicorp Ltd.	25,234	2,958,434

Portugal — 0.7%
Jeronimo Martins SGPS SA	230,930	3,254,073
Sweden — 0.9%
Skandinaviska Enskilda Banken AB, A Shares	421,850	4,107,450
Switzerland — 3.8%
Adecco SA	63,342	3,667,267
Julius Baer Group Ltd.	76,930	3,062,918
Roche Holding AG	45,641	11,690,454
		18,420,639
United Kingdom — 8.7%
Admiral Group plc	161,170	3,863,792
Ashtead Group plc	240,538	3,056,621
Capita plc	280,923	3,888,040
Liberty Global plc(1)	142,800	5,135,088
Liberty Global plc, Class A(1)	144,920	5,338,853
Prudential plc	120,790	2,085,354
Royal Bank of Scotland Group plc(1)	1,633,428	5,077,748
Shire plc	144,580	7,544,395
Tesco plc(1)	1,091,890	2,733,816
Whitbread plc	62,090	3,363,480
		42,087,187
United States — 60.7%
Adobe Systems, Inc.(1)	138,630	11,804,345
Alexion Pharmaceuticals, Inc.(1)	30,644	4,314,675
Allegion plc	40,180	2,531,340
Alliance Data Systems Corp.(1)	22,312	4,688,421
Alphabet, Inc., Class A(1)	13,155	9,435,029
Alphabet, Inc., Class C(1)	13,984	9,757,616
American Tower Corp.	65,000	5,993,000
Becton Dickinson and Co.	59,610	8,789,495
Boston Scientific Corp.(1)	228,780	3,884,684
Bristol-Myers Squibb Co.	110,720	6,856,890
Celgene Corp.(1)	84,788	8,549,174
Cerner Corp.(1)	55,306	2,823,924
Charles Schwab Corp. (The)	136,634	3,422,682
Chipotle Mexican Grill, Inc.(1)	6,030	3,070,235
Cognizant Technology Solutions Corp., Class A(1)	162,650	9,267,797
Delphi Automotive plc	73,360	4,891,645
EOG Resources, Inc.	102,360	6,626,786
EQT Corp.	104,210	5,808,665
Equinix, Inc.	24,756	7,518,150
Estee Lauder Cos., Inc. (The), Class A	51,215	4,677,466
Facebook, Inc., Class A(1)	135,131	14,448,207
FedEx Corp.	19,551	2,676,141
Fortune Brands Home & Security, Inc.	156,373	7,853,052
Harman International Industries, Inc.	95,594	7,330,148
HD Supply Holdings, Inc.(1)	110,280	3,064,681
Home Depot, Inc. (The)	92,154	11,438,154
Ingersoll-Rand plc	74,649	4,147,498
Interactive Brokers Group, Inc., Class A	92,330	3,154,916
Intercontinental Exchange, Inc.	28,536	6,804,695
LendingClub Corp.(1)	386,980	3,378,335
Lennox International, Inc.	22,420	2,896,888

Lowe's Cos., Inc.	21,120	1,426,234
MarketAxess Holdings, Inc.	12,413	1,470,444
Martin Marietta Materials, Inc.	49,650	7,081,083
MasterCard, Inc., Class A	76,620	6,659,810
MGIC Investment Corp.(1)	536,920	3,672,533
Mondelez International, Inc., Class A	155,970	6,321,464
Owens Corning	68,638	2,945,943
Pfizer, Inc.	276,320	8,198,414
Public Storage	14,270	3,560,222
Schlumberger Ltd.	45,614	3,271,436
Signet Jewelers Ltd.	54,950	5,956,580
Sirius XM Holdings, Inc.(1)	1,331,250	4,952,250
Skechers U.S.A., Inc., Class A(1)	56,580	1,862,614
Tractor Supply Co.	80,373	6,797,145
Ulta Salon Cosmetics & Fragrance, Inc.(1)	42,470	7,015,619
Union Pacific Corp.	97,622	7,698,471
Vertex Pharmaceuticals, Inc.(1)	40,081	3,426,525
Visa, Inc., Class A	100,952	7,307,915
WhiteWave Foods Co. (The), Class A(1)	141,259	5,469,548
Zions Bancorp	249,564	5,320,704
		292,319,688
TOTAL COMMON STOCKS (Cost $408,671,594)		475,501,500
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 0.625%, 6/15/16 - 8/15/16, valued at $1,952,590), in a joint trading account at 0.20%, dated 2/29/16, due 3/1/16 (Delivery value $1,914,045)		1,914,034
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.5%, 2/15/45, valued at $3,256,500), at 0.10%, dated 2/29/16, due 3/1/16 (Delivery value $3,191,009)		3,191,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,340	1,340
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,106,374)		5,106,374
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $413,777,968)		480,607,874
OTHER ASSETS AND LIABILITIES — 0.2%		863,955
TOTAL NET ASSETS — 100.0%		$481,471,829

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.9%
Consumer Discretionary	18.8%
Information Technology	18.3%
Health Care	16.4%
Industrials	10.1%
Consumer Staples	6.9%
Energy	4.4%
Materials	2.9%
Utilities	0.8%
Telecommunication Services	0.2%
Cash and Equivalents*	1.3%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Austria	—	4,812,552	—
Belgium	—	3,086,022	—
China	3,040,714	6,948,764	—
Denmark	—	11,002,066	—
France	—	28,785,025	—
Germany	—	14,578,247	—
Hong Kong	—	10,932,700	—
India	—	4,329,681	—
Ireland	—	3,445,003	—
Italy	—	8,902,723	—
Japan	—	12,490,532	—
Portugal	—	3,254,073	—
Sweden	—	4,107,450	—
Switzerland	—	18,420,639	—
United Kingdom	10,473,941	31,613,246	—
Other Countries	295,278,122	—	—
Temporary Cash Investments	1,340	5,105,034	—
	308,794,117	171,813,757	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$414,793,562
Gross tax appreciation of investments	$101,890,656
Gross tax depreciation of investments	(36,076,344)
Net tax appreciation (depreciation) of investments	$65,814,312

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Discovery Fund
February 29, 2016

International Discovery - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Australia — 8.2%
Aristocrat Leisure Ltd.	646,070	4,613,256
Bellamy's Australia Ltd.	266,240	2,052,475
Magellan Financial Group Ltd.	159,130	2,492,270
Qantas Airways Ltd.	5,449,290	14,968,503
Star Entertainment Grp Ltd. (The)	1,753,010	6,533,560
Treasury Wine Estates Ltd.	1,247,840	8,597,893
		39,257,957
Austria — 0.5%
Erste Group Bank AG(1)	89,900	2,302,669
Belgium — 2.0%
Galapagos NV(1)	69,060	2,852,605
UCB SA	87,640	6,459,493
		9,312,098
Canada — 5.9%
CCL Industries, Inc., Class B	18,390	2,812,732
Cineplex, Inc.	88,250	3,220,832
Concordia Healthcare Corp.	125,930	3,668,072
Dollarama, Inc.	90,690	5,279,190
Element Financial Corp.	758,710	8,035,709
Gildan Activewear, Inc.	134,830	3,485,849
PrairieSky Royalty Ltd.	113,310	1,844,951
		28,347,335
China — 3.0%
Fuyao Glass Industry Group Co. Ltd., H Shares(1)	1,439,600	2,858,437
Geely Automobile Holdings Ltd.	6,140,000	2,269,136
Kingdee International Software Group Co. Ltd.	5,558,000	1,847,304
New Oriental Education & Technology Group, Inc. ADR	71,030	2,211,164
Shenzhou International Group Holdings Ltd.	959,000	4,907,168
		14,093,209
Denmark — 8.2%
Chr Hansen Holding A/S	37,030	2,284,459
DSV A/S	279,490	11,389,859
Genmab A/S(1)	45,060	5,466,048
H. Lundbeck A/S(1)	63,040	2,339,643
Pandora A/S	139,670	17,600,796
		39,080,805
Finland — 0.3%
Amer Sports Oyj	57,900	1,609,694
France — 10.0%
BioMerieux	19,090	2,420,803
Eiffage SA	30,940	2,194,400
Iliad SA	31,390	7,673,896
Ingenico Group SA	38,800	3,895,706
Nexans SA(1)	128,160	5,117,680
Plastic Omnium SA	142,060	4,525,485
Remy Cointreau SA	57,580	3,983,357
Teleperformance	62,630	4,845,868

Thales SA	162,870	12,951,855
		47,609,050
Germany — 8.8%
Drillisch AG	66,840	2,702,871
GEA Group AG	57,530	2,531,195
Grand City Properties SA	131,360	2,726,596
KION Group AG	105,100	5,235,657
ProSiebenSat.1 Media SE	65,060	3,337,743
SMA Solar Technology AG(1)	86,010	3,940,339
Stroeer SE	122,180	7,052,386
Symrise AG	91,790	5,888,671
Zalando SE(1)	278,550	8,705,016
		42,120,474
Hong Kong — 0.9%
Techtronic Industries Co. Ltd.	1,129,500	4,337,755
India — 0.7%
Ashok Leyland Ltd.	2,427,620	3,115,445
Indonesia — 1.1%
AKR Corporindo Tbk PT	2,428,700	1,486,331
Bank Negara Indonesia Persero Tbk PT	9,719,100	3,695,079
		5,181,410
Ireland — 0.2%
Kingspan Group plc	44,470	1,118,891
Italy — 0.9%
Banca Popolare di Milano Scarl	1,493,300	1,016,355
FinecoBank Banca Fineco SpA	458,900	3,490,343
		4,506,698
Japan — 18.2%
Daito Trust Construction Co. Ltd.	36,500	4,932,381
DeNA Co. Ltd.	117,100	1,702,657
Ezaki Glico Co. Ltd.	48,100	2,565,451
Financial Products Group Co. Ltd.	566,000	5,057,057
Gulliver International Co. Ltd.	572,300	5,771,252
Haseko Corp.	463,000	3,986,414
Japan Exchange Group, Inc.	361,200	5,577,836
Japan Hotel REIT Investment Corp.	1,760	1,533,123
Koito Manufacturing Co. Ltd.	53,000	2,325,008
Mabuchi Motor Co. Ltd.	42,100	1,839,251
Mazda Motor Corp.	320,400	4,436,356
MEIJI Holdings Co. Ltd.	66,800	5,347,590
MonotaRO Co. Ltd.	91,900	2,149,733
Mori Hills REIT Investment Corp.	1,180	1,776,100
Ono Pharmaceutical Co. Ltd.	67,900	12,526,225
Open House Co. Ltd.	262,512	4,716,367
Sundrug Co. Ltd.	103,000	6,782,005
Sysmex Corp.	85,800	5,292,796
Teijin Ltd.	1,418,000	4,552,822
Temp Holdings Co. Ltd.	297,600	3,776,559
		86,646,983
Mexico — 0.7%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	195,140	1,545,083
Infraestructura Energetica Nova SAB de CV	471,960	1,848,271
		3,393,354

Netherlands — 0.6%
USG People NV	141,480	2,650,769
Portugal — 0.6%
Jeronimo Martins SGPS SA	192,220	2,708,604
South Korea — 3.9%
Hanssem Co. Ltd.	7,020	1,444,949
Hyundai Marine & Fire Insurance Co. Ltd.	181,170	4,500,406
LG Household & Health Care Ltd.	8,280	5,801,645
LIG Nex1 Co. Ltd.	17,680	1,649,112
Medy-Tox, Inc.	11,340	4,074,530
NUTRIBIOTECH Co. Ltd.(1)	29,540	1,358,699
		18,829,341
Spain — 2.7%
Cellnex Telecom SAU	334,920	5,366,454
Gamesa Corp. Tecnologica SA	182,090	3,431,272
Merlin Properties Socimi SA	383,280	3,983,721
		12,781,447
Sweden — 3.1%
Boliden AB	234,270	3,506,163
Fastighets AB Balder(1)	141,590	3,259,909
Fingerprint Cards AB, B Shares(1)	32,600	1,759,858
Lundin Petroleum AB(1)	167,440	2,607,280
Saab AB, B Shares	116,670	3,721,772
		14,854,982
Switzerland — 4.3%
dorma+kaba Holding AG	7,630	4,562,675
Geberit AG	14,120	5,071,698
Lonza Group AG	53,450	8,088,094
Straumann Holding AG	9,290	3,012,371
		20,734,838
Taiwan — 0.3%
Catcher Technology Co. Ltd.	192,000	1,497,550
United Kingdom — 12.7%
Ashtead Group plc	402,210	5,111,058
ASOS plc(1)	104,880	4,242,107
Auto Trader Group plc	1,203,483	6,039,216
DCC plc	115,900	9,062,627
Direct Line Insurance Group plc	833,380	4,478,954
Howden Joinery Group plc	729,760	4,978,088
Persimmon plc	258,430	7,809,810
Provident Financial plc	161,780	7,298,704
Rightmove plc	44,850	2,441,944
St. James's Place plc	273,020	3,222,337
Worldpay Group plc(1)	1,525,660	6,048,733
		60,733,578
United States — 0.4%
IMAX Corp.(1)	58,310	1,720,728
TOTAL COMMON STOCKS (Cost $458,119,312)		468,545,664
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI Indonesia ETF (Cost $2,157,301)	96,570	2,191,173
TEMPORARY CASH INVESTMENTS — 1.7%

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 0.625%, 6/15/16 - 8/15/16, valued at $3,037,008), in a joint trading account at 0.20%, dated 2/29/16, due 3/1/16 (Delivery value $2,977,056)		2,977,039
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $5,063,050), at 0.10%, dated 2/29/16, due 3/1/16 (Delivery value $4,963,014)		4,963,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,280	2,280
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,942,319)		7,942,319
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $468,218,932)		478,679,156
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,372,920)
TOTAL NET ASSETS — 100.0%		$477,306,236

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	25.0%
Industrials	23.0%
Financials	15.6%
Health Care	11.7%
Consumer Staples	8.1%
Information Technology	6.2%
Materials	4.0%
Telecommunication Services	3.3%
Energy	0.9%
Utilities	0.4%
Exchange-Traded Funds	0.4%
Cash and Equivalents*	1.4%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,931,892	464,613,772	—
Exchange-Traded Funds	2,191,173	—	—
Temporary Cash Investments	2,280	7,940,039	—
	6,125,345	472,553,811	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$468,324,353
Gross tax appreciation of investments	$44,850,694
Gross tax depreciation of investments	(34,495,891)
Net tax appreciation (depreciation) of investments	$10,354,803

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Growth Fund
February 29, 2016

International Growth - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Australia — 0.9%
Qantas Airways Ltd.	5,009,302	13,759,912
Austria — 1.0%
Erste Group Bank AG(1)	614,110	15,729,610
Belgium — 3.4%
Anheuser-Busch InBev SA/NV	158,852	17,796,950
KBC Groep NV	371,020	19,673,758
UCB SA	188,320	13,880,097
		51,350,805
Canada — 1.9%
Alimentation Couche-Tard, Inc., B Shares	366,310	16,574,647
Canadian Pacific Railway Ltd.	106,190	12,941,367
		29,516,014
China — 2.1%
Baidu, Inc. ADR(1)	62,378	10,817,593
Tencent Holdings Ltd.	1,122,000	20,431,115
		31,248,708
Denmark — 3.0%
DSV A/S	294,060	11,983,620
Pandora A/S	266,382	33,568,663
		45,552,283
France — 12.3%
Accor SA	369,570	15,625,111
Arkema SA	98,950	6,023,141
Carrefour SA	330,487	8,727,280
Criteo SA ADR(1)	213,480	7,920,108
Essilor International SA	134,405	15,879,466
Iliad SA	39,820	9,734,773
Kering	84,050	14,601,656
Legrand SA	277,820	13,828,999
LVMH Moet Hennessy Louis Vuitton SE	102,620	17,096,491
Pernod Ricard SA	137,990	14,676,888
Thales SA	160,570	12,768,953
TOTAL SA	512,297	22,953,199
Valeo SA	119,088	16,496,928
Veolia Environnement SA	476,430	10,793,986
		187,126,979
Germany — 10.1%
adidas AG	141,010	15,099,801
Bayer AG	215,455	22,606,982
Continental AG	52,611	10,564,739
Deutsche Boerse AG	163,260	13,543,483
Fresenius Medical Care AG & Co. KGaA	324,280	27,428,386
HeidelbergCement AG	140,060	10,299,525
Symrise AG	226,030	14,500,667
Wirecard AG	346,302	13,738,763
Zalando SE(1)	792,442	24,764,747
		152,547,093

Hong Kong — 2.2%
AIA Group Ltd.	5,465,200	27,827,181
Sands China Ltd.	1,494,800	5,196,248
		33,023,429
Indonesia — 0.6%
Bank Mandiri Persero Tbk PT	12,895,300	9,206,770
Ireland — 3.8%
Bank of Ireland(1)	48,313,962	13,721,413
CRH plc	527,490	13,484,749
Ryanair Holdings plc ADR	204,131	16,977,575
Smurfit Kappa Group plc	568,320	13,139,592
		57,323,329
Israel — 0.6%
Mobileye NV(1)	282,420	9,167,353
Italy — 1.8%
Intesa Sanpaolo SpA	11,188,240	28,071,742
Japan — 14.8%
Calbee, Inc.	296,400	11,943,989
Daito Trust Construction Co. Ltd.	101,200	13,675,532
Fuji Heavy Industries Ltd.	259,400	8,455,750
Isuzu Motors Ltd.	787,100	7,847,297
Kao Corp.	167,900	8,446,015
Keyence Corp.	13,200	6,796,721
Kubota Corp.	1,580,000	20,144,445
Mitsubishi Estate Co. Ltd.	313,000	5,783,434
Murata Manufacturing Co. Ltd.	126,200	15,087,642
Nidec Corp.	67,700	4,514,531
Nitori Holdings Co. Ltd.	156,800	12,009,294
Olympus Corp.	309,600	11,256,488
Ono Pharmaceutical Co. Ltd.	101,700	18,761,665
ORIX Corp.	1,454,600	18,921,171
Ryohin Keikaku Co. Ltd.	98,000	19,898,110
Seven & i Holdings Co. Ltd.	507,000	20,106,088
Suntory Beverage & Food Ltd.	361,200	15,284,641
Suzuki Motor Corp.	244,300	6,078,670
		225,011,483
Netherlands — 1.6%
ASML Holding NV	118,100	10,774,538
NXP Semiconductors NV(1)	188,130	13,402,381
		24,176,919
Norway — 0.9%
Statoil ASA	955,429	13,874,683
Portugal — 1.2%
Jeronimo Martins SGPS SA	1,257,371	17,717,822
South Korea — 0.5%
Amorepacific Corp.	23,590	7,000,065
Spain — 2.0%
Cellnex Telecom SAU	576,605	9,238,995
Industria de Diseno Textil SA	683,830	21,151,676
		30,390,671
Sweden — 2.3%
Hexagon AB, B Shares	345,180	11,759,159
Lundin Petroleum AB(1)	511,030	7,957,466

Svenska Cellulosa AB SCA, B Shares	508,252	15,094,830
		34,811,455
Switzerland — 8.5%
Actelion Ltd.	58,740	8,130,845
Julius Baer Group Ltd.	263,190	10,478,737
Nestle SA	383,924	26,891,321
Novartis AG	347,218	24,781,024
Roche Holding AG	227,024	58,149,768
		128,431,695
United Kingdom — 22.5%
Admiral Group plc	509,560	12,215,882
ARM Holdings plc	314,600	4,319,221
Ashtead Group plc	1,269,045	16,126,308
Associated British Foods plc	268,455	12,633,334
Auto Trader Group plc	3,208,050	16,098,364
Aviva plc	2,060,970	12,426,789
BAE Systems plc	1,235,070	8,771,246
Barclays plc	4,886,050	11,544,887
Bunzl plc	617,280	16,496,651
Carnival plc	405,800	20,056,387
Compass Group plc	596,300	10,436,405
Inmarsat plc	779,300	10,540,219
International Consolidated Airlines Group SA	1,817,977	13,843,718
Liberty Global plc, Class A(1)	223,440	8,231,530
London Stock Exchange Group plc	437,430	16,137,193
Prudential plc	897,790	15,499,708
Reckitt Benckiser Group plc	423,356	38,529,791
Rio Tinto plc	401,200	10,515,839
Shire plc	464,160	24,220,545
St. James's Place plc	1,343,021	15,851,098
Tesco plc(1)	4,012,150	10,045,408
Wolseley plc	381,030	19,481,244
Worldpay Group plc(1)	4,355,876	17,269,596
		341,291,363
TOTAL COMMON STOCKS (Cost $1,440,116,311)		1,486,330,183
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 0.625%, 6/15/16 - 8/15/16, valued at $9,194,832), in a joint trading account at 0.20%, dated 2/29/16, due 3/1/16 (Delivery value $9,013,321)		9,013,271
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $15,331,575), at 0.10%, dated 2/29/16, due 3/1/16 (Delivery value $15,027,042)		15,027,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,739	5,739
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,046,010)		24,046,010
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,464,162,321)		1,510,376,193
OTHER ASSETS AND LIABILITIES — 0.4%		5,819,332
TOTAL NET ASSETS — 100.0%		$1,516,195,525

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	17.6%
Financials	17.0%
Consumer Staples	16.1%
Health Care	14.8%
Industrials	11.9%
Information Technology	10.5%
Materials	4.6%
Energy	2.9%
Telecommunication Services	1.9%
Utilities	0.7%
Cash and Equivalents*	2.0%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	66,516,540	1,419,813,643	—
Temporary Cash Investments	5,739	24,040,271	—
	66,522,279	1,443,853,914	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,468,472,523
Gross tax appreciation of investments	$153,041,071
Gross tax depreciation of investments	(111,137,401)
Net tax appreciation (depreciation) of investments	$41,903,670

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
February 29, 2016

International Opportunities - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Australia — 5.9%
APN Outdoor Group Ltd.	262,880	1,141,129
Aristocrat Leisure Ltd.	369,940	2,641,553
Bellamy's Australia Ltd.	78,590	605,859
Blackmores Ltd.	2,970	335,562
BlueScope Steel Ltd.	90,360	354,237
Burson Group Ltd.	117,310	393,721
Domino's Pizza Enterprises Ltd.	9,330	391,468
Northern Star Resources Ltd.	549,310	1,540,342
Regis Resources Ltd.	568,940	1,055,652
		8,459,523
Canada — 7.0%
CCL Industries, Inc., Class B	12,870	1,968,453
Concordia Healthcare Corp.	40,430	1,177,639
Descartes Systems Group, Inc. (The)(1)	74,870	1,282,142
Element Financial Corp.	70,080	742,237
FirstService Corp.	38,380	1,496,338
Norbord, Inc.	53,980	887,299
Raging River Exploration, Inc.(1)	232,650	1,618,061
Shopify, Inc., Class A(1)	37,550	840,369
		10,012,538
China — 2.5%
Chinasoft International Ltd.(1)	1,022,000	339,614
Cosmo Lady China Holdings Co. Ltd.	960,000	807,676
CT Environmental Group Ltd.	2,428,000	680,510
PAX Global Technology Ltd.	721,000	759,187
Shenzhen Investment Ltd.	962,000	348,221
Xinyi Solar Holdings Ltd.	2,382,000	666,122
		3,601,330
Denmark — 1.7%
Chr Hansen Holding A/S	24,410	1,505,905
Genmab A/S(1)	7,260	880,681
		2,386,586
Finland — 0.4%
Cramo Oyj	31,110	621,581
France — 9.5%
APERAM SA(1)	30,880	1,051,905
Eurofins Scientific SE	4,660	1,645,178
Nexity SA	47,680	2,190,041
Plastic Omnium SA	43,900	1,398,485
Rubis SCA	31,410	2,308,975
Sopra Steria Group	7,350	712,351
Teleperformance	35,500	2,746,740
Worldline SA(1)	71,989	1,624,585
		13,678,260
Germany — 9.6%
AURELIUS SE & Co. KGaA	26,890	1,282,097
CTS Eventim AG & Co. KGaA	41,650	1,467,929

Drillisch AG	31,370	1,268,538
Gerresheimer AG	10,240	732,606
Jungheinrich AG Preference Shares	16,900	1,282,704
Norma Group SE	21,840	1,125,521
Sartorius AG Preference Shares	8,690	2,239,137
SMA Solar Technology AG(1)	13,180	603,810
Stroeer SE	50,380	2,907,998
Wirecard AG	23,590	935,881
		13,846,221
Hong Kong — 1.4%
Melco International Development Ltd.	576,000	670,596
Regina Miracle International Holdings Ltd.(1)	893,000	1,297,575
		1,968,171
India — 0.8%
Indiabulls Housing Finance Ltd.	142,380	1,196,131
Indonesia — 1.4%
AKR Corporindo Tbk PT	2,123,700	1,299,675
Bank Tabungan Negara Persero Tbk PT	5,956,100	739,221
		2,038,896
Ireland — 1.0%
Dalata Hotel Group plc(1)	298,780	1,437,828
Israel — 1.0%
Frutarom Industries Ltd.	27,690	1,425,695
Italy — 3.4%
Davide Campari-Milano SpA	217,600	1,708,513
FinecoBank Banca Fineco SpA	265,330	2,018,071
OVS SpA(1)	181,560	1,095,856
		4,822,440
Japan — 21.1%
Anicom Holdings, Inc.(1)	65,300	1,502,838
Asahi Intecc Co. Ltd.	15,600	722,479
Dip Corp.	57,400	1,074,221
Ezaki Glico Co. Ltd.	42,300	2,256,103
Gulliver International Co. Ltd.	101,900	1,027,591
Hoshizaki Electric Co. Ltd.	23,200	1,793,460
Invincible Investment Corp.	2,150	1,412,004
Istyle, Inc.	137,400	975,812
Kose Corp.	4,500	385,151
Kyoritsu Maintenance Co. Ltd.	11,100	836,704
Megmilk Snow Brand Co. Ltd.	64,500	1,528,508
MISUMI Group, Inc.	60,100	797,933
Mitsubishi Pencil Co. Ltd.	10,300	384,660
Nifco, Inc.	38,400	1,729,377
Nihon M&A Center, Inc.	31,700	1,494,177
NS Solutions Corp.	41,000	758,051
Open House Co. Ltd.	60,400	1,085,164
Penta-Ocean Construction Co. Ltd.	198,500	801,790
Pigeon Corp.	26,000	604,017
Resorttrust, Inc.	42,400	973,695
Ryohin Keikaku Co. Ltd.	7,800	1,583,727
Sohgo Security Services Co. Ltd.	34,600	1,786,771
Temp Holdings Co. Ltd.	79,700	1,011,397
Tsuruha Holdings, Inc.	23,500	1,983,015

Ulvac, Inc.	24,000	720,846
Zenkoku Hosho Co. Ltd.	35,000	1,039,091
		30,268,582
Malaysia — 1.0%
My EG Services Bhd	2,761,600	1,431,711
Mexico — 1.1%
Alsea SAB de CV	425,820	1,603,695
Netherlands — 0.7%
TKH Group NV	28,100	1,041,078
New Zealand — 0.4%
a2 Milk Co. Ltd.(1)	545,940	631,273
Norway — 0.9%
Det Norske Oljeselskap ASA(1)	185,080	1,292,446
South Korea — 2.9%
Hite Jinro Co. Ltd.(1)	26,450	629,368
LIG Nex1 Co. Ltd.	12,740	1,188,331
Medy-Tox, Inc.	3,520	1,264,757
Osstem Implant Co. Ltd.(1)	17,420	1,081,708
		4,164,164
Spain — 1.7%
Cellnex Telecom SAU	83,160	1,332,480
Merlin Properties Socimi SA	100,710	1,046,756
		2,379,236
Sweden — 4.8%
Avanza Bank Holding AB	24,460	949,690
Fastighets AB Balder(1)	46,790	1,077,274
Indutrade AB	16,120	892,942
Inwido AB	62,948	709,682
Nobia AB	75,140	720,748
Saab AB, B Shares	79,270	2,528,712
		6,879,048
Switzerland — 4.2%
Leonteq AG	10,460	991,628
Straumann Holding AG	8,720	2,827,543
U-Blox AG	6,760	1,324,604
Ypsomed Holding AG	6,400	908,240
		6,052,015
Taiwan — 3.2%
Eclat Textile Co. Ltd.	80,241	1,005,471
Hota Industrial Manufacturing Co. Ltd.	391,000	1,523,518
Land Mark Optoelectronics Corp.	73,000	1,242,826
Tung Thih Electronic Co. Ltd.	72,000	899,612
		4,671,427
United Kingdom — 11.6%
Auto Trader Group plc	425,632	2,135,870
Bellway plc	88,410	3,153,362
Domino's Pizza Group plc	96,650	1,401,561
Greencore Group plc	209,650	1,105,140
Hikma Pharmaceuticals plc	27,480	717,407
Just Eat plc(1)	166,360	884,853
Redrow plc	224,600	1,347,483
Regus plc	277,530	1,109,857
Rentokil Initial plc	156,840	360,280

Rightmove plc	26,840	1,461,355
RPC Group plc	151,392	1,548,130
Sophos Group plc	275,700	806,640
Virgin Money Holdings UK plc	149,450	686,198
		16,718,136
TOTAL COMMON STOCKS (Cost $129,541,022)		142,628,011
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI Indonesia ETF (Cost $762,374)	36,010	817,067
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 0.625%, 6/15/16 - 8/15/16, valued at $59,930), in a joint trading account at 0.20%, dated 2/29/16, due 3/1/16 (Delivery value $58,747)		58,747
State Street Institutional Liquid Reserves Fund, Premier Class	97,879	97,879
TOTAL TEMPORARY CASH INVESTMENTS (Cost $156,626)		156,626
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $130,460,022)		143,601,704
OTHER ASSETS AND LIABILITIES — 0.1%		178,886
TOTAL NET ASSETS — 100.0%		$143,780,590

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	23.3%
Industrials	15.9%
Information Technology	14.1%
Financials	13.8%
Health Care	10.0%
Consumer Staples	8.2%
Materials	8.0%
Utilities	2.1%
Energy	2.0%
Telecommunication Services	1.8%
Exchange-Traded Funds	0.6%
Cash and Equivalents*	0.2%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	840,369	141,787,642	—
Exchange-Traded Funds	817,067	—	—
Temporary Cash Investments	97,879	58,747	—
	1,755,315	141,846,389	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$131,817,707
Gross tax appreciation of investments	$17,931,820
Gross tax depreciation of investments	(6,147,823)
Net tax appreciation (depreciation) of investments	$11,783,997

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 29, 2016

International Value - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Australia — 6.4%
Australia & New Zealand Banking Group Ltd.	47,693	759,274
BHP Billiton Ltd.	16,552	189,296
CIMIC Group Ltd.	28,662	642,637
Commonwealth Bank of Australia	569	28,370
Downer EDI Ltd.	48,311	114,896
National Australia Bank Ltd.	5,630	97,259
Origin Energy Ltd.	68,853	217,927
Qantas Airways Ltd.	151,834	417,069
Telstra Corp. Ltd.	122,567	459,418
Westpac Banking Corp.	64,954	1,333,600
Woodside Petroleum Ltd.	1,754	31,730
		4,291,476
Belgium — 1.1%
KBC Groep NV	13,755	729,375
Denmark — 1.1%
Vestas Wind Systems A/S	10,237	689,822
Finland — 0.3%
UPM-Kymmene Oyj	12,363	208,253
France — 12.5%
AXA SA	48,236	1,059,971
BNP Paribas SA	11,275	520,708
Engie SA	41,244	639,191
Faurecia	9,472	318,662
Innate Pharma SA(1)	5,386	68,655
Metropole Television SA	3,637	60,847
Nexans SA(1)	4,980	198,861
Orange SA	50,731	875,566
Peugeot SA(1)	44,067	661,881
Safran SA	3,854	238,981
Sanofi	14,308	1,132,150
Societe Generale SA	18,775	651,547
Suez Environnement Co.	13,058	224,586
Technicolor SA	40,013	243,058
TOTAL SA	26,083	1,168,635
UBISOFT Entertainment SA(1)	3,963	113,539
Valeo SA	1,320	182,856
		8,359,694
Germany — 7.8%
Allianz SE	6,814	1,015,928
Aurubis AG	5,583	252,963
BASF SE	2,678	175,056
Continental AG	889	178,519
Deutsche Bank AG	5,780	100,656
Deutsche Lufthansa AG(1)	5,913	88,723
Deutsche Telekom AG	36,704	615,486
E.ON SE	48,922	446,568
Hannover Rueck SE	2,747	281,269

METRO AG	25,554	626,562
Muenchener Rueckversicherungs-Gesellschaft AG	1,050	207,332
OSRAM Licht AG	1,948	90,789
ProSiebenSat.1 Media SE	13,771	706,487
Siemens AG	3,047	282,952
SMA Solar Technology AG(1)	1,476	67,619
STADA Arzneimittel AG	2,772	93,591
		5,230,500
Hong Kong — 2.4%
CK Hutchison Holdings Ltd.	26,000	313,750
Hang Seng Bank Ltd.	35,900	608,005
Link REIT	98,500	555,310
WH Group Ltd.(1)	171,000	99,372
		1,576,437
Israel — 1.6%
Bank Hapoalim BM	107,944	527,376
Bezeq The Israeli Telecommunication Corp. Ltd.	36,778	82,413
Teva Pharmaceutical Industries Ltd.	8,261	461,785
		1,071,574
Italy — 3.0%
A2A SpA	94,789	108,629
Enel SpA	122,711	489,712
Eni SpA	62,335	871,905
Fiat Chrysler Automobiles NV	19,403	132,770
Prysmian SpA	20,605	418,136
		2,021,152
Japan — 22.6%
Bank of Yokohama Ltd. (The)	31,000	140,088
Canon, Inc.	36,500	1,019,537
Central Japan Railway Co.	3,700	659,956
Chiba Bank Ltd. (The)	19,000	88,761
Chiyoda Corp.	26,000	203,844
Daiichi Sankyo Co. Ltd.	1,600	33,261
Daiwa House Industry Co. Ltd.	6,600	179,810
Daiwa Securities Group, Inc.	57,000	335,247
Fuji Heavy Industries Ltd.	9,400	306,415
FUJIFILM Holdings Corp.	15,000	560,451
Hino Motors Ltd.	9,000	90,424
Honda Motor Co., Ltd.	21,000	541,503
Iida Group Holdings Co. Ltd.	19,700	359,202
ITOCHU Corp.	36,600	429,532
Japan Airlines Co. Ltd.	19,500	696,486
JX Holdings, Inc.	139,700	541,469
KDDI Corp.	13,300	338,137
Lawson, Inc.	1,000	76,835
Mitsubishi Chemical Holdings Corp.	100,700	505,593
Mitsubishi Motors Corp.	5,900	41,827
Mitsubishi UFJ Financial Group, Inc.	93,100	399,015
Mixi, Inc.	14,800	493,582
MS&AD Insurance Group Holdings, Inc.	18,300	495,231
Nippon Telegraph & Telephone Corp.	24,600	1,052,764
NTT Data Corp.	4,900	244,642
NTT DOCOMO, Inc.	16,500	383,549

OKUMA Corp.	49,000	346,799
ORIX Corp.	29,100	378,528
Panasonic Corp.	27,700	233,026
Sankyu, Inc.	27,000	126,506
SBI Holdings, Inc.	39,300	356,626
Seven Bank Ltd.	113,500	483,304
Sony Corp.	30,100	634,798
Sumitomo Chemical Co. Ltd.	78,000	339,535
Sumitomo Mitsui Financial Group, Inc.	24,800	691,447
Takeda Pharmaceutical Co., Ltd.	3,600	170,774
Tokyo Electric Power Co., Inc.(1)	104,500	527,791
Toyota Motor Corp.	11,100	577,745
		15,084,040
Netherlands — 2.5%
ING Groep NV CVA	95,844	1,123,525
Koninklijke Ahold NV	25,594	560,210
		1,683,735
New Zealand — 0.1%
Mighty River Power Ltd.	24,341	42,341
Norway — 0.4%
TGS Nopec Geophysical Co. ASA	17,051	248,603
Portugal — 1.1%
EDP - Energias de Portugal SA	230,110	711,723
Singapore — 0.1%
United Overseas Bank Ltd.	5,600	68,404
Spain — 1.9%
Banco Santander SA	100,893	405,869
Endesa SA	25,089	451,580
Telefonica SA	42,229	419,726
		1,277,175
Sweden — 3.8%
Axfood AB	3,798	63,647
Boliden AB	9,824	147,029
Intrum Justitia AB	3,659	111,726
Investor AB, B Shares	21,135	701,421
Peab AB	29,279	255,551
Skanska AB, B Shares	25,284	539,018
SKF AB, B Shares	37,570	618,509
Swedish Match AB	3,710	119,460
		2,556,361
Switzerland — 6.0%
Adecco SA	1,183	68,491
Credit Suisse Group AG	19,099	255,871
Lonza Group AG	897	135,735
Nestle SA	8,185	573,305
Novartis AG	2,977	212,469
Roche Holding AG	2,930	750,488
Swiss Reinsurance Co.	10,872	962,228
Transocean Ltd.	10,647	92,047
Zurich Insurance Group AG	4,633	978,757
		4,029,391
United Kingdom — 22.8%
AstraZeneca plc	19,654	1,114,997

Aviva plc	92,666	558,737
Barclays plc	35,913	84,856
Berkeley Group Holdings plc	2,479	111,327
BHP Billiton plc	66,670	667,134
BP plc	135,841	658,588
British Land Co. plc (The)	18,328	166,848
BT Group plc	7,440	49,965
Centrica plc	87,176	250,324
Debenhams plc	24,157	26,788
Direct Line Insurance Group plc	3,816	20,509
GKN plc	17,921	68,340
GlaxoSmithKline plc	27,641	536,750
Go-Ahead Group plc	5,367	191,902
HSBC Holdings plc	193,104	1,226,263
Imperial Brands plc	10,059	519,941
Investec plc	36,862	239,804
Land Securities Group plc	18,156	253,121
Legal & General Group plc	229,647	717,255
Lloyds Banking Group plc	615,224	612,743
Man Group plc	299,428	637,291
Marks & Spencer Group plc	41,165	242,401
National Grid plc	5,000	66,753
Petrofac Ltd.	27,599	345,594
Rio Tinto plc	41,763	1,094,649
Royal Dutch Shell plc, B Shares	94,506	2,147,865
Royal Mail plc	70,811	444,631
Segro plc	50,649	292,161
Shire plc	3,386	176,686
Sky plc	38,232	551,239
Thomas Cook Group plc(1)	47,394	68,542
Vodafone Group plc	115,938	352,511
Weir Group plc (The)	17,918	235,159
WM Morrison Supermarkets plc	188,513	518,811
		15,250,485
TOTAL COMMON STOCKS (Cost $75,998,440)		65,130,541
EXCHANGE-TRADED FUNDS — 0.9%
iShares MSCI EAFE Value ETF	6,000	251,040
iShares MSCI Japan ETF	30,732	334,672
TOTAL EXCHANGE-TRADED FUNDS (Cost $585,748)		585,712
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 0.625%, 6/15/16 - 8/15/16, valued at $392,005), in a joint trading account at 0.20%, dated 2/29/16, due 3/1/16 (Delivery value $384,266)		384,264
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/45, valued at $653,250), at 0.10%, dated 2/29/16, due 3/1/16 (Delivery value $640,002)		640,000
State Street Institutional Liquid Reserves Fund, Premier Class	898	898
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,025,162)		1,025,162
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $77,609,350)		66,741,415
OTHER ASSETS AND LIABILITIES — 0.1%		77,877
TOTAL NET ASSETS — 100.0%		$66,819,292

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	31.6%
Industrials	12.6%
Consumer Discretionary	9.7%
Energy	9.4%
Health Care	7.4%
Telecommunication Services	6.9%
Utilities	6.0%
Materials	5.4%
Consumer Staples	4.8%
Information Technology	3.7%
Exchange-Traded Funds	0.9%
Cash and Equivalents*	1.6%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	65,130,541	—
Exchange-Traded Funds	585,712	—	—
Temporary Cash Investments	898	1,024,264	—
	586,610	66,154,805	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$77,647,199
Gross tax appreciation of investments	$2,295,883
Gross tax depreciation of investments	(13,201,667)
Net tax appreciation (depreciation) of investments	$(10,905,784)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Emerging Markets Fund
February 29, 2016

NT Emerging Markets - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Brazil — 4.2%
BB Seguridade Participacoes SA	331,800	2,002,095
BRF SA ADR	136,679	1,745,391
Cielo SA	333,480	2,590,241
Itau Unibanco Holding SA ADR	288,545	1,817,833
Raia Drogasil SA	370,900	4,251,604
Ultrapar Participacoes SA	249,200	3,896,669
		16,303,833
Chile — 1.0%
SACI Falabella	621,555	3,987,852
China — 22.5%
Alibaba Group Holding Ltd. ADR(1)	68,218	4,694,081
Beijing Enterprises Water Group Ltd.	7,048,000	3,689,582
China Gas Holdings Ltd.	2,640,000	3,512,594
China Mobile Ltd.	893,000	9,459,601
China Overseas Land & Investment Ltd.	2,374,000	7,035,374
China Railway Construction Corp. Ltd., H Shares	2,389,500	2,258,833
CNOOC Ltd.	3,144,000	3,312,143
Ctrip.com International Ltd. ADR(1)	133,112	5,446,943
Industrial & Commercial Bank of China Ltd., H Shares	16,789,095	8,311,742
KWG Property Holding Ltd.	6,253,500	3,675,035
PAX Global Technology Ltd.	2,997,000	3,155,730
Ping An Insurance Group Co., H Shares	1,685,500	7,129,415
Shenzhou International Group Holdings Ltd.	1,331,000	6,810,679
Tencent Holdings Ltd.	939,400	17,106,051
Xinyi Solar Holdings Ltd.	3,222,000	901,027
		86,498,830
Egypt — 0.8%
Commercial International Bank Egypt S.A.E.	688,973	2,934,496
Hungary — 1.3%
Richter Gedeon Nyrt	278,955	4,950,326
India — 5.4%
Bharti Infratel Ltd.	733,587	3,831,160
HCL Technologies Ltd.	312,435	3,721,902
HDFC Bank Ltd.	513,932	8,381,022
Larsen & Toubro Ltd.	172,342	2,707,833
SKS Microfinance Ltd.(1)	313,194	2,209,730
		20,851,647
Indonesia — 5.9%
Astra International Tbk PT	6,397,800	3,252,321
Bank Rakyat Indonesia Persero Tbk PT	5,957,000	4,943,430
Matahari Department Store Tbk PT	2,992,300	4,132,910
Siloam International Hospitals Tbk PT	2,985,100	1,772,188
Telekomunikasi Indonesia Persero Tbk PT	19,032,100	4,656,999
Wijaya Karya Persero Tbk PT	20,667,400	4,029,784
		22,787,632
Mexico — 5.8%
Alsea SAB de CV	1,137,288	4,283,179

Cemex SAB de CV ADR(1)	389,034	2,155,248
Corp. Inmobiliaria Vesta SAB de CV	1,719,012	2,493,658
Fomento Economico Mexicano SAB de CV ADR	62,307	5,831,312
Grupo Aeroportuario del Centro Norte Sab de CV	856,167	4,065,967
Infraestructura Energetica Nova SAB de CV	890,875	3,488,810
		22,318,174
Peru — 1.5%
Credicorp Ltd.	50,350	5,903,034
Philippines — 1.9%
Ayala Land, Inc.	5,047,500	3,494,183
Universal Robina Corp.	943,620	3,936,161
		7,430,344
Qatar — 0.5%
Qatar National Bank SAQ	48,532	1,804,463
Russia — 3.0%
Moscow Exchange MICEX-RTS PJSC	1,510,347	1,974,586
NovaTek OAO GDR	56,939	4,883,729
X5 Retail Group NV GDR(1)	258,695	4,790,146
		11,648,461
South Africa — 5.1%
Aspen Pharmacare Holdings Ltd.	123,107	2,169,556
Capitec Bank Holdings Ltd.	103,467	3,072,003
Discovery Holdings Ltd.	420,875	3,021,897
Naspers Ltd., N Shares	75,908	8,999,559
Vodacom Group Ltd.	238,053	2,246,973
		19,509,988
South Korea — 13.7%
Amorepacific Corp.	17,099	5,073,934
Boryung Medience Co. Ltd.(1)	117,852	1,958,330
CJ CheilJedang Corp.	12,825	3,771,606
CJ Korea Express Corp.(1)	29,521	4,672,763
Coway Co. Ltd.	32,341	2,550,214
Innocean Worldwide, Inc.	29,178	1,984,515
LG Chem Ltd.	24,616	5,958,197
LG Household & Health Care Ltd.	7,555	5,293,650
Medy-Tox, Inc.	12,699	4,562,827
Samlip General Foods Co. Ltd.(1)	10,181	2,062,378
Samsung Electronics Co. Ltd.	10,921	10,381,767
Samsung Fire & Marine Insurance Co. Ltd.	18,383	4,509,127
		52,779,308
Taiwan — 15.4%
Delta Electronics, Inc.	747,721	3,019,635
Eclat Textile Co. Ltd.	465,023	5,827,036
Ginko International Co. Ltd.	397,000	3,953,419
Hota Industrial Manufacturing Co. Ltd.	912,000	3,553,576
Land Mark Optoelectronics Corp.	164,000	2,792,103
PChome Online, Inc.	222,810	2,339,386
President Chain Store Corp.	970,000	6,550,854
Taiwan Paiho Ltd.	1,384,000	3,341,081
Taiwan Semiconductor Manufacturing Co. Ltd.	3,943,774	17,751,227
Tung Thih Electronic Co. Ltd.	506,000	6,322,271
Uni-President Enterprises Corp.	2,313,000	3,993,830
		59,444,418

Thailand — 7.5%
Airports of Thailand PCL	556,600	6,249,980
CP ALL PCL	4,678,500	5,675,062
Kasikornbank PCL	417,800	2,034,325
KCE Electronics PCL	418,700	998,862
Minor International PCL	3,966,300	4,004,535
Siam Cement PCL (The)	214,550	2,661,278
Srisawad Power 1979 PCL	2,554,600	3,259,800
Thai Oil PCL	2,110,100	3,760,389
		28,644,231
Turkey — 2.9%
Haci Omer Sabanci Holding AS	677,969	1,992,196
TAV Havalimanlari Holding AS	518,816	3,050,632
Tofas Turk Otomobil Fabrikasi AS	595,718	4,035,830
Ulker Biskuvi Sanayi AS	360,020	2,183,189
		11,261,847
TOTAL COMMON STOCKS (Cost $387,707,296)		379,058,884
EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI Malaysia ETF (Cost $3,529,846)	347,257	2,719,022
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $391,237,142)		381,777,906
OTHER ASSETS AND LIABILITIES — 0.9%		3,340,436
TOTAL NET ASSETS — 100.0%		$385,118,342

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.4%
Information Technology	17.9%
Consumer Discretionary	17.7%
Consumer Staples	14.7%
Industrials	7.0%
Telecommunication Services	5.3%
Health Care	4.6%
Energy	4.2%
Materials	2.8%
Utilities	2.8%
Exchange-Traded Funds	0.7%
Other Assets and Liabilities	0.9%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	3,563,224	12,740,609	—
China	10,141,024	76,357,806	—
Mexico	7,986,560	14,331,614	—
Peru	5,903,034	—	—
Other Countries	—	248,035,013	—
Exchange-Traded Funds	2,719,022	—	—
	30,312,864	351,465,042	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$392,839,915
Gross tax appreciation of investments	$33,183,602
Gross tax depreciation of investments	(44,245,611)
Net tax appreciation (depreciation) of investments	$(11,062,009)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Growth Fund
February 29, 2016

NT International Growth - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.8%
Australia — 0.8%
Qantas Airways Ltd.	2,345,538	6,442,893
Austria — 1.0%
Erste Group Bank AG(1)	319,970	8,195,605
Belgium — 3.2%
Anheuser-Busch InBev SA/NV	81,178	9,094,760
KBC Groep NV	196,300	10,409,031
UCB SA	92,620	6,826,543
		26,330,334
Canada — 1.9%
Alimentation Couche-Tard, Inc., B Shares	183,960	8,323,748
Canadian Pacific Railway Ltd.	55,620	6,778,405
		15,102,153
China — 1.9%
Baidu, Inc. ADR(1)	29,260	5,074,269
Tencent Holdings Ltd.	586,600	10,681,722
		15,755,991
Denmark — 3.0%
DSV A/S	156,690	6,385,477
Pandora A/S	139,100	17,528,966
		23,914,443
France — 12.0%
Accor SA	191,630	8,101,957
Arkema SA	47,020	2,862,133
Carrefour SA	173,096	4,571,003
Criteo SA ADR(1)	98,450	3,652,495
Essilor International SA	69,421	8,201,841
Iliad SA	20,970	5,126,524
Kering	46,020	7,994,863
Legrand SA	147,090	7,321,674
LVMH Moet Hennessy Louis Vuitton SE	53,010	8,831,466
Pernod Ricard SA	71,550	7,610,199
Thales SA	85,630	6,809,525
TOTAL SA	266,320	11,932,328
Valeo SA	62,050	8,595,613
Veolia Environnement SA	247,020	5,596,479
		97,208,100
Germany — 9.9%
adidas AG	73,730	7,895,244
Bayer AG	110,110	11,553,479
Continental AG	25,231	5,066,601
Deutsche Boerse AG	85,030	7,053,793
Fresenius Medical Care AG & Co. KGaA	167,350	14,154,867
HeidelbergCement AG	73,140	5,378,461
Symrise AG	149,070	9,563,396
Wirecard AG	177,536	7,043,347
Zalando SE(1)	416,172	13,005,866
		80,715,054

Hong Kong — 2.1%
AIA Group Ltd.	2,866,200	14,593,842
Sands China Ltd.	781,200	2,715,620
		17,309,462
Indonesia — 0.6%
Bank Mandiri Persero Tbk PT	6,754,100	4,822,179
Ireland — 3.7%
Bank of Ireland(1)	24,956,896	7,087,886
CRH plc	275,460	7,041,857
Ryanair Holdings plc ADR	108,824	9,050,892
Smurfit Kappa Group plc	300,190	6,940,411
		30,121,046
Israel — 0.6%
Mobileye NV(1)	150,470	4,884,256
Italy — 1.8%
Intesa Sanpaolo SpA	5,779,360	14,500,646
Japan — 14.3%
Calbee, Inc.	155,400	6,262,132
Daito Trust Construction Co. Ltd.	46,400	6,270,204
Fuji Heavy Industries Ltd.	135,200	4,407,160
Isuzu Motors Ltd.	388,200	3,870,310
Kao Corp.	87,600	4,406,617
Keyence Corp.	6,900	3,552,832
Kubota Corp.	814,400	10,383,314
Mitsubishi Estate Co. Ltd.	163,000	3,011,820
Murata Manufacturing Co. Ltd.	66,000	7,890,526
Nidec Corp.	35,300	2,353,958
Nitori Holdings Co. Ltd.	80,600	6,173,145
Olympus Corp.	161,600	5,875,479
Ono Pharmaceutical Co. Ltd.	52,400	9,666,777
ORIX Corp.	751,200	9,771,472
Ryohin Keikaku Co. Ltd.	51,200	10,395,747
Seven & i Holdings Co. Ltd.	266,200	10,556,688
Suntory Beverage & Food Ltd.	189,400	8,014,704
Suzuki Motor Corp.	129,100	3,212,265
		116,075,150
Netherlands — 1.6%
ASML Holding NV	62,930	5,741,250
NXP Semiconductors NV(1)	100,690	7,173,156
		12,914,406
Norway — 0.9%
Statoil ASA	496,690	7,212,902
Portugal — 1.2%
Jeronimo Martins SGPS SA	660,340	9,304,960
South Korea — 0.4%
Amorepacific Corp.	12,170	3,611,309
Spain — 1.9%
Cellnex Telecom SAU	296,245	4,746,761
Industria de Diseno Textil SA	353,235	10,925,979
		15,672,740
Sweden — 2.2%
Hexagon AB, B Shares	182,580	6,219,907
Lundin Petroleum AB(1)	262,670	4,090,146

Svenska Cellulosa AB SCA, B Shares	261,834	7,776,339
		18,086,392
Switzerland — 8.9%
Actelion Ltd.	29,410	4,070,959
Chocoladefabriken Lindt & Spruengli AG	970	5,533,597
Julius Baer Group Ltd.	140,240	5,583,564
Nestle SA	204,570	14,328,767
Novartis AG	181,896	12,981,957
Roche Holding AG	117,274	30,038,480
		72,537,324
United Kingdom — 21.9%
Admiral Group plc	262,980	6,304,523
ARM Holdings plc	165,380	2,270,543
Ashtead Group plc	655,533	8,330,143
Associated British Foods plc	132,443	6,232,689
Auto Trader Group plc	1,709,356	8,577,745
Aviva plc	1,102,880	6,649,906
BAE Systems plc	567,310	4,028,934
Barclays plc	2,523,920	5,963,584
Bunzl plc	315,470	8,430,856
Carnival plc	209,610	10,359,831
Compass Group plc	312,390	5,467,430
Inmarsat plc	404,050	5,464,873
International Consolidated Airlines Group SA	969,482	7,382,511
Liberty Global plc, Class A(1)	117,140	4,315,438
London Stock Exchange Group plc	233,290	8,606,282
Prudential plc	463,760	8,006,488
Reckitt Benckiser Group plc	218,690	19,903,060
Rio Tinto plc	210,706	5,522,808
Shire plc	245,170	12,793,328
St. James's Place plc	699,740	8,258,729
Tesco plc(1)	2,122,790	5,314,929
Wolseley plc	198,550	10,151,434
Worldpay Group plc(1)	2,289,807	9,078,321
		177,414,385
TOTAL COMMON STOCKS (Cost $762,177,491)		778,131,730
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE ETF (Cost $3,786,508)	62,460	3,347,856
TEMPORARY CASH INVESTMENTS — 3.5%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 0.625%, 6/15/16 - 8/15/16, valued at $10,770,838), in a joint trading account at 0.20%, dated 2/29/16, due 3/1/16 (Delivery value $10,558,216)		10,558,157
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $17,956,069), at 0.10%, dated 2/29/16, due 3/1/16 (Delivery value $17,603,049)		17,603,000
State Street Institutional Liquid Reserves Fund, Premier Class	6,512	6,512
TOTAL TEMPORARY CASH INVESTMENTS (Cost $28,167,669)		28,167,669
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $794,131,668)		809,647,255
OTHER ASSETS AND LIABILITIES — 0.3%		2,260,813
TOTAL NET ASSETS — 100.0%		$811,908,068

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	17.1%
Financials	16.8%
Consumer Staples	16.0%
Health Care	14.2%
Industrials	11.5%
Information Technology	10.1%
Materials	4.6%
Energy	2.9%
Telecommunication Services	1.9%
Utilities	0.7%
Exchange-Traded Funds	0.4%
Cash and Equivalents*	3.8%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	34,150,506	743,981,224	—
Exchange-Traded Funds	3,347,856	—	—
Temporary Cash Investments	6,512	28,161,157	—
	37,504,874	772,142,381	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$798,602,542
Gross tax appreciation of investments	$66,068,998
Gross tax depreciation of investments	(55,024,285)
Net tax appreciation (depreciation) of investments	$11,044,713

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
February 29, 2016

NT International Small-Mid Cap - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Australia — 9.4%
APN Outdoor Group Ltd.	501,999	2,179,114
Aristocrat Leisure Ltd.	252,210	1,800,903
Bellamy's Australia Ltd.	139,313	1,073,980
Magellan Financial Group Ltd.	123,716	1,937,621
Qantas Airways Ltd.	1,906,648	5,237,319
Star Entertainment Grp Ltd. (The)	686,595	2,558,975
Treasury Wine Estates Ltd.	482,049	3,321,424
		18,109,336
Belgium — 0.6%
Galapagos NV(1)	27,219	1,124,313
Canada — 3.5%
CCL Industries, Inc., Class B	4,490	686,741
Concordia Healthcare Corp.	38,852	1,131,676
Element Financial Corp.	272,432	2,885,403
Gildan Activewear, Inc.	49,497	1,279,679
PrairieSky Royalty Ltd.	45,330	738,078
		6,721,577
China — 0.4%
New Oriental Education & Technology Group, Inc. ADR	27,946	869,959
Denmark — 8.1%
Ambu A/S, B Shares	31,020	1,061,324
Chr Hansen Holding A/S	14,661	904,468
Dfds A/S	36,090	1,289,873
DSV A/S	102,564	4,179,718
Genmab A/S(1)	16,449	1,995,362
H. Lundbeck A/S(1)	25,270	937,861
Pandora A/S	41,304	5,205,007
		15,573,613
Finland — 0.4%
Amer Sports Oyj	25,196	700,481
France — 8.7%
BioMerieux	7,480	948,539
Eiffage SA	12,410	880,171
Eurofins Scientific SE	6,569	2,319,137
Ingenico Group SA	11,661	1,170,820
Nexans SA(1)	46,595	1,860,630
Nexity SA	32,634	1,498,947
Plastic Omnium SA	53,049	1,689,937
Remy Cointreau SA	22,695	1,570,029
Rubis SCA	38,055	2,797,454
Teleperformance	26,277	2,033,129
		16,768,793
Germany — 9.6%
CompuGroup Medical SE	36,787	1,471,297
Drillisch AG	25,167	1,017,701
GEA Group AG	22,720	999,631
Grand City Properties SA	104,652	2,172,227

KION Group AG	41,319	2,058,346
ProSiebenSat.1 Media SE	11,479	588,902
SMA Solar Technology AG(1)	32,353	1,482,174
Stroeer SE	64,889	3,745,476
Symrise AG	27,509	1,764,805
Zalando SE(1)	99,555	3,111,211
		18,411,770
Hong Kong — 2.0%
Regina Miracle International Holdings Ltd.(1)	1,443,000	2,096,754
Techtronic Industries Co. Ltd.	447,500	1,718,588
		3,815,342
Ireland — 0.8%
Dalata Hotel Group plc(1)	214,700	1,033,207
Kingspan Group plc	17,617	443,254
		1,476,461
Israel — 0.6%
Partner Communications Co. Ltd.(1)	235,377	1,102,897
Italy — 2.8%
Banca Popolare di Milano Scarl	590,300	401,764
De' Longhi SpA	149,163	3,514,143
FinecoBank Banca Fineco SpA	189,970	1,444,891
		5,360,798
Japan — 22.6%
Anicom Holdings, Inc.(1)	66,700	1,535,058
Asahi Intecc Co. Ltd.	29,900	1,384,750
Daito Trust Construction Co. Ltd.	15,900	2,148,626
DeNA Co. Ltd.	48,500	705,199
Dip Corp.	92,300	1,727,362
Ezaki Glico Co. Ltd.	51,100	2,725,458
Financial Products Group Co. Ltd.	287,000	2,564,267
Gulliver International Co. Ltd.	230,600	2,325,443
Haseko Corp.	182,900	1,574,763
Hoshizaki Electric Co. Ltd.	16,800	1,298,712
Ichigo, Inc.	704,200	2,353,271
Japan Exchange Group, Inc.	116,600	1,800,597
Japan Hotel REIT Investment Corp.	2,280	1,986,091
Koito Manufacturing Co. Ltd.	20,800	912,456
Mabuchi Motor Co. Ltd.	16,400	716,478
MonotaRO Co. Ltd.	35,800	837,437
Mori Hills REIT Investment Corp.	470	707,430
Ono Pharmaceutical Co. Ltd.	18,600	3,431,337
Open House Co. Ltd.	107,172	1,925,484
Sundrug Co. Ltd.	36,500	2,403,332
Sysmex Corp.	34,900	2,152,897
Takeuchi Manufacturing Co. Ltd.	57,100	687,549
Teijin Ltd.	559,000	1,794,801
Temp Holdings Co. Ltd.	198,200	2,515,168
W-Scope Corp.	24,200	802,038
Zenkoku Hosho Co. Ltd.	17,700	525,483
		43,541,487
Netherlands — 0.5%
USG People NV	52,012	974,497

Portugal — 0.6%
Jeronimo Martins SGPS SA	76,809	1,082,328
Spain — 3.2%
Cellnex Telecom SAU	130,233	2,086,735
Gamesa Corp. Tecnologica SA	71,731	1,351,687
Inmobiliaria Colonial SA(1)	1,479,919	960,221
Merlin Properties Socimi SA	164,499	1,709,763
		6,108,406
Sweden — 6.0%
Attendo AB(1)	236,665	1,956,110
Boliden AB	84,296	1,261,602
Fastighets AB Balder(1)	60,312	1,388,598
Fingerprint Cards AB, B Shares(1)	17,285	933,102
Lundin Petroleum AB(1)	65,014	1,012,361
RaySearch Laboratories AB(1)	130,306	1,746,442
Saab AB, B Shares	74,985	2,392,021
Thule Group AB (The)	66,097	815,458
		11,505,694
Switzerland — 4.0%
dorma+kaba Holding AG	2,859	1,709,658
Geberit AG	5,540	1,989,887
Lonza Group AG	18,598	2,814,263
Straumann Holding AG	3,470	1,125,181
		7,638,989
United Kingdom — 14.2%
Ashtead Group plc	147,055	1,868,692
ASOS plc(1)	42,989	1,738,786
Auto Trader Group plc	483,695	2,427,237
DCC plc	45,352	3,546,232
Direct Line Insurance Group plc	345,547	1,857,123
Greencore Group plc	180,880	953,483
Howden Joinery Group plc	282,019	1,923,804
Persimmon plc	105,264	3,181,101
Provident Financial plc	57,732	2,604,579
Rightmove plc	30,416	1,656,057
Sophos Group plc	288,718	844,728
St. James's Place plc	100,804	1,189,746
UDG Healthcare plc	136,010	1,055,894
Worldpay Group plc(1)	618,206	2,450,980
		27,298,442
United States — 0.2%
IMAX Corp.(1)	16,543	488,184
TOTAL COMMON STOCKS (Cost $180,970,980)		188,673,367
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 0.625%, 6/15/16 - 8/15/16, valued at $1,699,972), in a joint trading account at 0.20%, dated 2/29/16, due 3/1/16 (Delivery value $1,666,413)		1,666,404
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/45, valued at $2,837,250), at 0.10%, dated 2/29/16, due 3/1/16 (Delivery value $2,778,008)		2,778,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,327	1,327
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,445,731)		4,445,731
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $185,416,711)		193,119,098
OTHER ASSETS AND LIABILITIES — (0.5)%		(982,258)
TOTAL NET ASSETS — 100.0%		$192,136,840

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	23.4%
Industrials	20.3%
Financials	18.5%
Health Care	13.8%
Information Technology	7.1%
Consumer Staples	6.9%
Materials	3.7%
Telecommunication Services	2.2%
Utilities	1.4%
Energy	0.9%
Cash and Equivalents*	1.8%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,358,143	187,315,224	—
Temporary Cash Investments	1,327	4,444,404	—
	1,359,470	191,759,628	—

3. Federal Tax Information

Federal tax cost of investments	$186,520,305
Gross tax appreciation of investments	$15,230,060
Gross tax depreciation of investments	(8,631,267)
Net tax appreciation (depreciation) of investments	$6,598,793

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT International Value Fund
February 29, 2016

NT International Value - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Australia — 6.5%
Australia & New Zealand Banking Group Ltd.	534,818	8,514,320
BHP Billiton Ltd.	191,978	2,195,541
CIMIC Group Ltd.	318,678	7,145,151
Commonwealth Bank of Australia	9,117	454,573
Downer EDI Ltd.	455,030	1,082,177
National Australia Bank Ltd.	54,000	932,852
Origin Energy Ltd.	729,537	2,309,066
Qantas Airways Ltd.	1,717,190	4,716,901
Telstra Corp. Ltd.	1,377,521	5,163,362
Westpac Banking Corp.	728,238	14,951,783
Woodside Petroleum Ltd.	26,901	486,646
		47,952,372
Belgium — 1.1%
KBC Groep NV	153,622	8,145,981
Denmark — 1.0%
Vestas Wind Systems A/S	112,700	7,594,313
Finland — 0.3%
UPM-Kymmene Oyj	126,936	2,138,214
France — 12.7%
AXA SA	543,249	11,937,727
BNP Paribas SA	121,802	5,625,122
Engie SA	469,451	7,275,450
Faurecia	108,851	3,662,022
Innate Pharma SA(1)	50,305	641,234
Metropole Television SA	56,965	953,019
Nexans SA(1)	57,195	2,283,909
Orange SA	567,860	9,800,693
Peugeot SA(1)	499,579	7,503,617
Safran SA	40,652	2,520,769
Sanofi	156,802	12,407,285
Societe Generale SA	211,899	7,353,509
Suez Environnement Co.	149,986	2,579,632
Technicolor SA	425,498	2,584,680
TOTAL SA	288,448	12,923,762
UBISOFT Entertainment SA(1)	53,691	1,538,239
Valeo SA	13,783	1,909,320
		93,499,989
Germany — 7.9%
Allianz SE	76,714	11,437,617
Aurubis AG	59,370	2,690,023
BASF SE	29,714	1,942,348
Continental AG	9,365	1,880,572
Deutsche Bank AG	63,286	1,102,094
Deutsche Lufthansa AG(1)	54,037	810,815
Deutsche Telekom AG	407,784	6,838,095
E.ON SE	533,818	4,872,774
Hannover Rueck SE	33,387	3,418,537

METRO AG	284,832	6,983,833
Muenchener Rueckversicherungs-Gesellschaft AG	10,908	2,153,885
OSRAM Licht AG	19,142	892,136
ProSiebenSat.1 Media SE	158,268	8,119,551
Siemens AG	33,746	3,133,743
SMA Solar Technology AG(1)	16,578	759,481
STADA Arzneimittel AG	31,491	1,063,226
		58,098,730
Hong Kong — 2.4%
CK Hutchison Holdings Ltd.	276,500	3,336,613
Hang Seng Bank Ltd.	418,000	7,079,282
Link REIT	1,160,000	6,539,685
WH Group Ltd.(1)	2,066,500	1,200,890
		18,156,470
Israel — 1.6%
Bank Hapoalim BM	1,183,199	5,780,692
Bezeq The Israeli Telecommunication Corp. Ltd.	507,941	1,138,205
Teva Pharmaceutical Industries Ltd.	93,986	5,253,762
		12,172,659
Italy — 3.1%
A2A SpA	1,304,460	1,494,929
Enel SpA	1,328,811	5,302,987
Eni SpA	700,772	9,801,979
Fiat Chrysler Automobiles NV	235,247	1,609,742
Prysmian SpA	216,923	4,402,002
		22,611,639
Japan — 22.8%
Bank of Yokohama Ltd. (The)	328,000	1,482,217
Canon, Inc.	397,800	11,111,559
Central Japan Railway Co.	39,600	7,063,316
Chiba Bank Ltd. (The)	196,000	915,637
Chiyoda Corp.	297,000	2,328,520
Daiichi Sankyo Co. Ltd.	17,300	359,630
Daiwa House Industry Co. Ltd.	69,600	1,896,183
Daiwa Securities Group, Inc.	602,000	3,540,681
Fuji Heavy Industries Ltd.	110,600	3,605,266
FUJIFILM Holdings Corp.	167,000	6,239,693
Hino Motors Ltd.	93,000	934,385
Honda Motor Co., Ltd.	224,300	5,783,771
Iida Group Holdings Co. Ltd.	226,700	4,133,552
ITOCHU Corp.	397,300	4,662,657
Japan Airlines Co. Ltd.	228,200	8,150,668
JX Holdings, Inc.	1,529,000	5,926,315
KDDI Corp.	145,700	3,704,248
Lawson, Inc.	13,600	1,044,958
Mitsubishi Chemical Holdings Corp.	1,097,700	5,511,313
Mitsubishi Motors Corp.	95,300	675,615
Mitsubishi UFJ Financial Group, Inc.	1,050,500	4,502,314
Mixi, Inc.	164,300	5,479,426
MS&AD Insurance Group Holdings, Inc.	208,400	5,639,674
Nippon Telegraph & Telephone Corp.	277,700	11,884,251
NTT Data Corp.	54,000	2,696,058
NTT DOCOMO, Inc.	175,700	4,084,219

OKUMA Corp.	530,000	3,751,096
ORIX Corp.	319,400	4,154,697
Panasonic Corp.	305,300	2,568,333
Sankyu, Inc.	310,000	1,452,478
SBI Holdings, Inc.	429,900	3,901,106
Seven Bank Ltd.	1,235,300	5,260,137
Sony Corp.	341,300	7,197,896
Sumitomo Chemical Co. Ltd.	896,000	3,900,296
Sumitomo Mitsui Financial Group, Inc.	277,300	7,731,377
Takeda Pharmaceutical Co., Ltd.	43,400	2,058,778
Tokyo Electric Power Co., Inc.(1)	1,195,400	6,037,523
Toyota Motor Corp.	123,000	6,402,038
		167,771,881
Netherlands — 2.6%
ING Groep NV CVA	1,056,679	12,386,848
Koninklijke Ahold NV	300,344	6,574,030
		18,960,878
New Zealand — 0.1%
Mighty River Power Ltd.	236,303	411,052
Norway — 0.4%
TGS Nopec Geophysical Co. ASA	187,440	2,732,867
Portugal — 1.1%
EDP - Energias de Portugal SA	2,589,977	8,010,715
Singapore — 0.1%
United Overseas Bank Ltd.	65,500	800,087
Spain — 1.9%
Banco Santander SA	1,081,067	4,348,878
Endesa SA	285,403	5,137,000
Telefonica SA	468,763	4,659,170
		14,145,048
Sweden — 3.7%
Axfood AB	46,460	778,579
Boliden AB	98,076	1,467,838
Intrum Justitia AB	52,300	1,596,954
Investor AB, B Shares	239,935	7,962,881
Peab AB	274,244	2,393,635
Skanska AB, B Shares	287,076	6,120,038
SKF AB, B Shares	418,878	6,895,919
		27,215,844
Switzerland — 6.1%
Adecco SA	13,121	759,657
Credit Suisse Group AG	208,906	2,798,727
Lonza Group AG	10,863	1,643,797
Nestle SA	94,960	6,651,316
Novartis AG	32,810	2,341,657
Roche Holding AG	33,033	8,461,050
Swiss Reinsurance Co.	121,467	10,750,460
Transocean Ltd.	118,511	1,024,568
Zurich Insurance Group AG	51,772	10,937,237
		45,368,469
United Kingdom — 22.8%
AstraZeneca plc	221,742	12,579,715
Aviva plc	1,080,666	6,515,965

Barclays plc	444,351	1,049,924
Berkeley Group Holdings plc	31,765	1,426,502
BHP Billiton plc	744,037	7,445,212
BP plc	1,492,560	7,236,266
British Land Co. plc (The)	233,623	2,126,774
BT Group plc	150,995	1,014,039
Centrica plc	1,021,882	2,934,313
Debenhams plc	541,031	599,961
Direct Line Insurance Group plc	105,007	564,354
GKN plc	219,759	838,029
GlaxoSmithKline plc	302,156	5,867,453
Go-Ahead Group plc	69,642	2,490,118
HSBC Holdings plc	2,193,084	13,926,679
Investec plc	423,461	2,754,809
Land Securities Group plc	217,441	3,031,448
Legal & General Group plc	2,739,680	8,556,819
Lloyds Banking Group plc	6,663,043	6,636,176
Man Group plc	3,319,182	7,064,416
Marks & Spencer Group plc	519,403	3,058,521
National Grid plc	54,000	720,935
Petrofac Ltd.	327,576	4,101,899
Rio Tinto plc	463,768	12,155,807
Royal Dutch Shell plc, B Shares	1,033,540	23,489,561
Royal Mail plc	802,161	5,036,864
Segro plc	623,650	3,597,425
Shire plc	37,428	1,953,048
Sky plc	435,348	6,276,959
Thomas Cook Group plc(1)	456,545	660,266
Vodafone Group plc	1,279,934	3,891,654
Weir Group plc (The)	195,572	2,566,723
WM Morrison Supermarkets plc	2,102,841	5,787,279
		167,955,913
TOTAL COMMON STOCKS (Cost $837,259,436)		723,743,121
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI Japan ETF (Cost $3,915,485)	328,587	3,578,312
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 0.625%, 6/15/16 - 8/15/16, valued at $1,919,257), in a joint trading account at 0.20%, dated 2/29/16, due 3/1/16 (Delivery value $1,881,369)		1,881,359
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/45, valued at $3,202,875), at 0.10%, dated 2/29/16, due 3/1/16 (Delivery value $3,136,009)		3,136,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,840	1,840
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,019,199)		5,019,199
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $846,194,120)		732,340,632
OTHER ASSETS AND LIABILITIES — 0.6%		4,340,545
TOTAL NET ASSETS — 100.0%		$736,681,177

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	33.0%
Industrials	12.4%
Consumer Discretionary	9.8%
Energy	9.7%
Health Care	7.4%
Telecommunication Services	6.9%
Utilities	6.1%
Materials	5.3%
Consumer Staples	3.9%
Information Technology	3.7%
Exchange-Traded Funds	0.5%
Cash and Equivalents*	1.3%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	723,743,121	—
Exchange-Traded Funds	3,578,312	—	—
Temporary Cash Investments	1,840	5,017,359	—
	3,580,152	728,760,480	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$848,835,457
Gross tax appreciation of investments	$13,441,569
Gross tax depreciation of investments	(129,936,394)
Net tax appreciation (depreciation) of investments	$(116,494,825)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 26, 2016